Condensed financial information of the Company - Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (74,244,144)	$ (96,106,518)	$ (163,410,021)
Operating loss	48,293,553	(49,402,590)	(204,693,754)
Interest expense	(176,940,318)	(158,008,411)	(183,398,772)
Interest income	4,779,314	8,207,327	28,296,824
Net gain on debt extinguishment	169,932,886	9,620,914	0
Gain/(loss) on short-term investments	(7,626,097)	(71,675,454)	(30,203,357)
Other expenses/(income)	25,426,872	(1,968,849)	2,509,645
Income /(loss) from operations before income taxes	85,807,162	(249,441,263)	(420,542,642)
Income taxes benefit/ (expenses)	(55,275,451)	(9,241,462)	7,280,528
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	40,282,025	(263,353,561)	(417,307,378)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(6,770,114)	(67,014,536)	20,861,635
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	35,294,331	(319,892,318)	(399,489,223)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,962,954)	(4,993,180)	(4,965,230)
Operating loss	(1,962,954)	(4,993,180)	(4,965,230)
Interest expense	(116,296,860)	(107,459,673)	(121,289,406)
Interest income	1,102	1,139	545,599
Net gain on debt extinguishment	169,932,886	9,620,914
Gain/(loss) on short-term investments	(660,022)	(68,931,940)	(1,627,139)
Other expenses/(income)	6,760,754	1,395,668	(878,154)
Equity in profit/(loss) of subsidiaries, net	(17,492,881)	(92,986,489)	(289,093,048)
Income /(loss) from operations before income taxes	40,282,025	(263,353,561)	(417,307,378)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	40,282,025	(263,353,561)	(417,307,378)
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	(4,987,693)	(56,538,757)	17,818,154
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 35,294,332	$ (319,892,318)	$ (399,489,224)